Issued Capital and Reserves - Summary of Equity Awards Granted (Detail)	6 Months Ended
Jun. 30, 2023 ADS $ / shares
2019 Equity Incentive Plan [member] | Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards | ADS	4,617,000
Weighted average fair value	$ 0.91
Weighted average exercise price	$ 1.01
2019 Equity Incentive Plan [member] | Restricted stock units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards | ADS	617,750
Weighted average fair value	$ 1.01
Weighted average exercise price	$ 0
2019 Equity Incentive Plan [member] | Performance Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards | ADS	1,543,150
Weighted average fair value	$ 0.61
Weighted average exercise price	$ 0
2019 NED Equity Incentive Plan [member] | Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards | ADS	440,000
Weighted average fair value	$ 0.84
Weighted average exercise price	$ 0.94
2019 NED Equity Incentive Plan [member] | Restricted stock units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards | ADS	479,813
Weighted average fair value	$ 0.94
Weighted average exercise price	$ 0
2019 NED Equity Incentive Plan [member] | Performance Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards | ADS	0
Weighted average fair value	$ 0
Weighted average exercise price	$ 0